Summary of Significant Accounting Policies - Schedule of Rental Equipment (Details)	Dec. 31, 2023
VAPS and other related rental equipment
Property, Plant and Equipment [Line Items]
Residual Value	0.00%
Minimum | Modular space units
Property, Plant and Equipment [Line Items]
Estimated Useful Life	10 years
Residual Value	20.00%
Minimum | Portable storage units
Property, Plant and Equipment [Line Items]
Estimated Useful Life	7 years
Residual Value	20.00%
Minimum | VAPS and other related rental equipment
Property, Plant and Equipment [Line Items]
Estimated Useful Life	1 year
Maximum | Modular space units
Property, Plant and Equipment [Line Items]
Estimated Useful Life	30 years
Residual Value	55.00%
Maximum | Portable storage units
Property, Plant and Equipment [Line Items]
Estimated Useful Life	30 years
Residual Value	55.00%
Maximum | VAPS and other related rental equipment
Property, Plant and Equipment [Line Items]
Estimated Useful Life	10 years